United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2021

Date of reporting period: May 31, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 0.84%
Energy - 0.59%
Oil, Gas & Consumable Fuels - 0.59%
KNOT Offshore Partners LP	347,398	$6,593,614
Pioneer Energy Services Corp.A B J	75,602	1,319,255

		7,912,869

Total Energy		7,912,869

Financials - 0.25%
Mortgage Real Estate Investment Trusts (REITs) - 0.25%
Annaly Capital Management, Inc.	359,000	3,327,930

Total Common Stocks (Cost $8,512,429)		11,240,799

	Principal Amount*
CORPORATE OBLIGATIONS 72.52%
Communications - 4.72%
Advertising - 1.23%
Lamar Media Corp., 3.625%, Due 1/15/2031C	$17,071,000	16,429,472

Internet - 2.56%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
5.250%, Due 12/1/2027C	10,895,000	11,385,275
3.500%, Due 3/1/2029C	6,000,000	5,782,680
VeriSign, Inc., 4.750%, Due 7/15/2027	15,940,000	16,936,250

		34,104,205

Media - 0.93%
Townsquare Media, Inc., 6.875%, Due 2/1/2026C	11,815,000	12,479,594

Total Communications		63,013,271

Consumer, Cyclical - 13.96%
Entertainment - 5.66%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025C	16,200,000	16,325,874
Churchill Downs, Inc., 4.750%, Due 1/15/2028C	19,277,000	19,787,648
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, Due 2/15/2023C	20,617,000	21,493,222
Six Flags Entertainment Corp., 5.500%, Due 4/15/2027C	17,340,000	18,004,122

		75,610,866

Household Products/Wares - 1.09%
CD&R Smokey Buyer, Inc., 6.750%, Due 7/15/2025C	13,575,000	14,491,312

Leisure Time - 1.07%
Carnival Corp., 6.650%, Due 1/15/2028	13,230,000	14,354,550

Lodging - 3.84%
Boyd Gaming Corp., 4.750%, Due 12/1/2027	18,769,000	19,187,549
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028	6,945,000	7,049,175
Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, Due 9/15/2026	5,330,000	5,553,913
Station Casinos LLC, 4.500%, Due 2/15/2028C	19,200,000	19,411,008

		51,201,645

Retail - 2.30%
Brinker International, Inc.,
3.875%, Due 5/15/2023	11,135,000	11,427,294
5.000%, Due 10/1/2024C	2,420,000	2,528,900

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 72.52% (continued)
Consumer, Cyclical - 13.96% (continued)
Retail - 2.30% (continued)
QVC, Inc., 5.950%, Due 3/15/2043	$16,711,000	$16,794,555

		30,750,749

Total Consumer, Cyclical		186,409,122

Consumer, Non-Cyclical - 28.24%
Agriculture - 0.91%
Darling Ingredients, Inc., 5.250%, Due 4/15/2027C	11,640,000	12,163,800

Commercial Services - 3.50%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C	16,948,000	17,541,180
Carriage Services, Inc. Co., 4.250%, Due 5/15/2029C	13,220,000	13,203,475
TriNet Group, Inc., 3.500%, Due 3/1/2029C	16,435,000	15,983,037

		46,727,692

Food - 5.42%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030C	17,609,000	19,370,076
Pilgrim’s Pride Corp., 5.875%, Due 9/30/2027C	17,731,000	18,861,351
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed, 4.625%, Due 3/1/2029C	15,225,000	15,415,313
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	18,795,000	18,689,936

		72,336,676

Health Care - Products - 2.33%
Avantor Funding, Inc., 4.625%, Due 7/15/2028C	15,150,000	15,768,272
Teleflex, Inc., 4.625%, Due 11/15/2027	14,370,000	15,292,410

		31,060,682

Health Care - Services - 13.41%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028C	15,225,000	16,138,500
Centene Corp., 3.000%, Due 10/15/2030	14,079,000	14,079,000
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029C	17,655,000	17,588,794
Encompass Health Corp., 4.750%, Due 2/1/2030	11,535,000	12,097,331
HCA, Inc., 3.500%, Due 9/1/2030	15,960,000	16,402,092
IQVIA, Inc., 5.000%, Due 5/15/2027C	13,710,000	14,355,741
MEDNAX, Inc., 6.250%, Due 1/15/2027C	17,675,000	18,710,296
Select Medical Corp., 6.250%, Due 8/15/2026C	20,401,000	21,510,406
Syneos Health, Inc., 3.625%, Due 1/15/2029C	16,459,000	16,068,099
Tenet Healthcare Corp., 4.875%, Due 1/1/2026C	18,190,000	18,781,175
Universal Health Services, Inc., 5.000%, Due 6/1/2026C	13,016,000	13,341,400

		179,072,834

Pharmaceuticals - 2.67%
Elanco Animal Health, Inc., 5.900%, Due 8/28/2028	16,965,000	19,509,750
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027C	15,131,000	16,072,148

		35,581,898

Total Consumer, Non-Cyclical		376,943,582

Energy - 3.98%
Oil & Gas - 3.98%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C	25,940,000	25,680,600
California Resources Corp., 7.125%, Due 2/1/2026C	7,880,000	8,126,250
Murphy Oil Corp., 5.875%, Due 12/1/2027	13,100,000	13,517,890

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 72.52% (continued)
Energy - 3.98% (continued)
Oil & Gas - 3.98% (continued)
Murphy Oil Corp. (continued) 6.375%, Due 12/1/2042	$5,975,000	$5,810,688

		53,135,428

Total Energy		53,135,428

Financial - 1.09%
REITS - 1.09%
MPT Operating Partnership LP / MPT Finance Corp.,
4.625%, Due 8/1/2029	8,175,000	8,665,500
3.500%, Due 3/15/2031	5,795,000	5,840,114

		14,505,614

Total Financial		14,505,614

Industrial - 14.21%
Aerospace/Defense - 1.49%
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025C	19,105,000	19,940,844

Engineering & Construction - 2.27%
AECOM, 5.125%, Due 3/15/2027	1,776,000	1,964,700
Dycom Industries, Inc., 4.500%, Due 4/15/2029C	9,270,000	9,262,121
KBR, Inc., 4.750%, Due 9/30/2028C	18,881,000	19,022,607

		30,249,428

Environmental Control - 1.29%
Stericycle, Inc., 3.875%, Due 1/15/2029C	17,281,000	17,237,797

Machinery - Construction & Mining - 1.19%
BWX Technologies, Inc., 5.375%, Due 7/15/2026C	15,381,000	15,851,659
Machinery - Diversified - 2.30%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024C	19,595,000	20,574,750
Mueller Water Products, Inc., 4.000%, Due 6/15/2029C	9,951,000	10,151,015

		30,725,765

Packaging & Containers - 1.21%
TriMas Corp., 4.125%, Due 4/15/2029C	16,066,000	16,106,165

Transportation - 4.46%
Borealis Finance LLC, 7.500%, Due 11/16/2023C	18,109,555	18,517,020
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022	16,628,476	17,044,188
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022C	17,840,000	17,202,220
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.750%, Due 7/1/2025C	6,225,000	6,785,250

		59,548,678

Total Industrial		189,660,336

Technology - 6.32%
Computers - 2.75%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028C	13,615,000	13,624,088
Leidos, Inc., 7.125%, Due 7/1/2032	9,520,000	12,744,900

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

		Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 72.52% (continued)
Technology - 6.32% (continued)
Computers - 2.75% (continued)
Leidos, Inc. (continued)
5.500%, Due 7/1/2033		$8,771,000	$10,364,252

			36,733,240

Semiconductors - 3.57%
Entegris, Inc., 3.625%, Due 5/1/2029C		17,930,000	17,974,825
Qorvo, Inc., 3.375%, Due 4/1/2031C		13,322,000	13,548,607
Synaptics, Inc., 4.000%, Due 6/15/2029C		16,185,000	16,058,919

			47,582,351

Total Technology			84,315,591

Total Corporate Obligations (Cost $932,047,988)			967,982,944

CONVERTIBLE OBLIGATIONS 2.83%
Consumer, Non-Cyclical - 1.00%
Food - 1.00%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024		13,130,000	13,376,844

Energy - 1.28%
Oil & Gas - 1.28%
Pioneer Energy Services Corp., 5.000%, Due 11/15/2025, PIK (in-kind rate 5.000%) A B C		12,997,792	17,037,506

Industrial - 0.55%
Transportation - 0.55%
Eagle Bulk Shipping, Inc., 5.000%, Due 08/1/2024		5,255,000	7,291,312

Total Convertible Obligations (Cost $27,816,712)			37,705,662

FOREIGN CONVERTIBLE OBLIGATIONS 2.22%
Consumer, Non-Cyclical - 0.44%
Food - 0.44%
Premium Brands Holdings Corp., 4.200%, Due 09/30/2027D		6,470,000	5,891,473

Industrial - 1.78%
Transportation - 1.78%
Scorpio Tankers, Inc., 3.000%, Due 05/15/2025C		22,341,000	23,733,935

Total Foreign Convertible Obligations (Cost $27,646,666)			29,625,408

FOREIGN CORPORATE OBLIGATIONS 18.57%
Consumer, Cyclical - 2.16%
Entertainment - 2.16%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023E	GBP	12,800,000	19,164,206
William Hill PLC, 4.750%, Due 5/1/2026E	GBP	6,212,000	9,675,298

			28,839,504

Total Consumer, Cyclical			28,839,504

Consumer, Non-Cyclical - 2.69%
Agriculture - 1.45%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022C		18,847,000	19,365,293

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 18.57% (continued)
Consumer, Non-Cyclical - 2.69% (continued)
Food - 1.24%
Nova Austral S.A.,
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)F		$12,989,236	$2,208,170
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)C E		22,318,689	14,283,961

			16,492,131

Total Consumer, Non-Cyclical			35,857,424

Energy - 9.77%
Oil & Gas - 9.77%
Athabasca Oil Corp., 9.875%, Due 2/24/2022C		34,996,000	32,108,830
Baytex Energy Corp., 8.750%, Due 4/1/2027C		23,115,000	22,428,484
CES Energy Solutions Corp., 6.375%, Due 10/21/2024C	CAD	31,125,000	26,118,926
OKEA ASA,
6.693%, Due 6/28/2023, (3-mo. USD LIBOR + 6.500%)E G		16,600,000	16,724,500
8.750%, Due 12/11/2024		11,100,000	11,294,432
Vermilion Energy, Inc., 5.625%, Due 3/15/2025C		22,013,000	21,748,404

			130,423,576

Total Energy			130,423,576

Industrial - 3.95%
Machinery - Diversified - 1.45%
ATS Automation Tooling Systems, Inc., 4.125%, Due 12/15/2028C		19,330,000	19,408,287

Transportation - 2.50%
Diana Shipping, Inc., 9.500%, Due 9/27/2023		14,100,000	14,805,000
MPC Container Ships Invest B.V., 4.937%, Due 3/22/2023, (3-mo. USD LIBOR + 4.750%)E G		18,406,933	18,591,002

			33,396,002

Total Industrial			52,804,289

Total Foreign Corporate Obligations (Cost $234,004,983)			247,924,793

		Shares

SHORT-TERM INVESTMENTS - 1.92% (Cost $25,639,000)
Investment Companies - 1.92%
American Beacon U.S. Government Money Market Select Fund, 0.01%H I		25,639,000	25,639,000

TOTAL INVESTMENTS - 98.90% (Cost $1,255,667,778)			1,320,118,606
OTHER ASSETS, NET OF LIABILITIES - 1.10%			14,699,077

TOTAL NET ASSETS - 100.00%			$1,334,817,683

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $18,356,761 or 1.38% of net assets.
B	Value was determined using significant unobservable inputs.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $900,890,533 or 67.49% of net assets. The Fund has no right to demand registration of these securities.

D	Callable security.
E

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2021.

H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.
J	Non-income producing security.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Short Futures Contracts Open on May 31, 2021:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	330	June 2021	$(28,501,072)	$(29,279,250)	$(778,178)
Canadian Dollar Currency Futures	391	June 2021	(30,902,677)	(32,351,340)	(1,448,663)

			$(59,403,749)	$(61,630,590)	$(2,226,841)

Glossary:

Currency Abbreviations:
CAD	Canadian Dollar
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2021, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$9,921,544	$—	$1,319,255	$11,240,799
Corporate Obligations	—	967,982,944	—	967,982,944
Convertible Obligations	—	20,668,156	17,037,506	37,705,662
Foreign Convertible Obligations	—	29,625,408	—	29,625,408
Foreign Corporate Obligations	—	247,924,793	—	247,924,793
Short-Term Investments	25,639,000	—	—	25,639,000

Total Investments in Securities - Assets	$35,560,544	$1,266,201,301	$18,356,761	$1,320,118,606

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,226,841)	$—	$—	$(2,226,841)

Total Financial Derivative Instruments - Liabilities	$(2,226,841)	$—	$—	$(2,226,841)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2020	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2021	Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$821,794	$—	$—	$—	$—	$497,461	$—	$—	$1,319,255	$536,780
Convertible Obligations	12,412,725	602,793	—	109,374	—	3,912,614	—	—	17,037,506	4,812,738

	$13,234,519	$602,793	$—	$109,374	$—	$4,410,075	$—	$—	$18,356,761	$5,349,518

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of the asset categorized within Level 3 of the fair value hierarchy:

Security Type	Fair Value at 5/31/2021	Valuation Technique	Unobservable Inputs	Input Assumptions	Fair Value at 5/31/2021 per share
Common Stock	$1,319,255	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount(1)	17.45 USD
Convertible Obligations	$17,037,506	Black Scholes Model, Comparable Bond	Common Stock Valuation Estimate, Implied Benchmark Yield, Equity Volatility	Common Stock Valuation Estimate, Implied Benchmark Yield, Equity Volatility(2)	131.08 USD

(1)

An EBITDA estimate for 2021 for the convertible obligation was used at period end. The EV / EBITDA multiple was revised to 7.73x as a result of downward revisions to the multiples for comparable companies. A 30% illiquidity discount has been applied to the enterprise value. An increase in EBITDA estimates or comparable company multiples would result in an increase in the valuation and conversely a decrease in either of these unobservable inputs would result in a decrease to the valuation. An increase to the illiquidity discount would result in a decrease to the valuation and conversely a decrease in the illiquidity discount would result in a valuation increase.

(2)

The common stock valuation for the convertible obligation was estimated based on documents filed with the Chapter 11 bankruptcy court. An implied benchmark yield of 9.195% was used. The benchmark yield was derived from a custom bond sector curve. Equity volatility of 65% was used. An increase in the common stock valuation estimate would result in an increase in the valuation and conversely a decrease in the unobservable would result in a decrease to the valuation. An increase in the implied benchmark yield would result in a decrease in the valuation and conversely a decrease in this unobservable input would result in an increase to the valuation. An increase in the equity volatility would result in an increase in the valuation and conversely a decrease in the unobservable input would result in a decrease in the valuation.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.39%
Consumer Discretionary - 1.07%
Commercial Services & Supplies - 0.06%
Constellis Holdings LLCA	69,609	$365,448

Diversified Consumer Services - 0.00%
Tweddle Group, Inc.A B C	2,722	—

Entertainment - 1.01%
Cirque Du Soleil, Inc.A	698,070	6,352,437
Deluxe EntertainmentA B C	102,794	—

		6,352,437

Total Consumer Discretionary		6,717,885

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LPA	336,500	9,422

Financials - 0.30%
Diversified Financial Services - 0.30%
Gee Acquisition Holdings Corp.A	94,492	1,913,463
RCS 2L EscrowA B C	667	—

		1,913,463

Total Financials		1,913,463

Information Technology - 0.02%
Communications Equipment - 0.02%
4L Technologies, Inc.A	140,935	70,467
Internap Corp.A	87,247	21,812

		92,279

Total Information Technology		92,279

Total Common Stocks (Cost $4,705,189)		8,733,049

WARRANTS - 0.16% (Cost $15,287)
Consumer Cyclical - 0.16%
CDS US Intermediate Holdings, Inc.A	485,314	1,019,159

PREFERRED STOCKS - 0.29% (Cost $2,070,154)
Energy - 0.29%
Oil, Gas & Consumable Fuels - 0.29%
Southcross Energy Partners LPA D	2,635,755	1,848,191

	Principal Amount

BANK LOAN OBLIGATIONSE - 86.49%
Basic Materials - 3.20%
Chemicals - 2.40%
Archroma Finance SARL, 4.400% - 4.453%, Due 8/12/2024, USD 2017 Term Loan B2, (2-mo. LIBOR + 4.250%, 3-mo. LIBOR + 4.250%)	$1,604,827	1,588,779
Ascend Performance Materials Operations LLC, 5.500%, Due 8/27/2026, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	1,478,532	1,499,098
ASP Unifrax Holdings, Inc., 3.953%, Due 12/12/2025, Term Loan B, (3-mo. LIBOR + 3.750%)	2,804,706	2,721,434

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% - (continued)
Basic Materials - 3.20% (continued)
Chemicals - 2.40% (continued)
ASP Unifrax Holdings, Inc. (continued) 8.684%, Due 12/14/2026, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	$2,287,000	$2,092,605
CPC Acquisition Corp., 4.500%, Due 12/29/2027, Term Loan, (3-mo. LIBOR + 3.750%, 6-mo. LIBOR + 3.750%)	1,104,000	1,098,480
Illuminate Buyer LLC, 3.593%, Due 6/30/2027, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	2,535,645	2,519,341
Lonza Group AG, Due 4/29/2028, USD Term Loan BF	1,139,000	1,137,576
LSF11 Skyscraper Holdco SARL, 4.500%, Due 9/29/2027, 2021 USD Term Loan B, (1-mo. LIBOR + 3.750%)	649,000	651,434
New Arclin US Holding Corp., 5.000%, Due 2/28/2026, 2021 Term Loan B, (1-mo. LIBOR + 4.000%)	171,000	171,427
SCIH Salt Holdings, Inc., 4.750%, Due 3/16/2027, 2021 Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	1,030,000	1,022,790
Sparta US HoldCo LLC, Due 5/4/2028, 2021 Term LoanF	620,000	620,391
Tronox Finance LLC, Due 3/13/2028, 2021 Term Loan BF	3,591	3,564

		15,126,919

Forest Products & Paper - 0.05%
Spa Holdings OY, Due 2/4/2028, USD Term Loan BF	281,000	281,351

Iron/Steel - 0.75%
Phoenix Services International LLC, 4.750%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	4,785,536	4,751,128

Total Basic Materials		20,159,398

Communications - 10.77%
Advertising - 1.91%
ABG Intermediate Holdings LLC, 4.000%, Due 9/27/2024, 2021 Term Loan B, (3-mo. LIBOR + 3.250%)	2,892,008	2,892,528
Advantage Sales & Marketing, Inc., 6.000%, Due 10/28/2027, 2020 Term Loan B, (2-mo. LIBOR + 5.250%, 3-mo. LIBOR + 5.250%)	636,303	640,508
Clear Channel Outdoor Holdings, Inc., 3.647% - 3.686%, Due 8/21/2026, Term Loan B, (2-mo. LIBOR + 3.500%, 3-mo. LIBOR + 3.500%)	2,193,327	2,121,693
Polyconcept Investments B.V., 5.500%, Due 8/16/2023, USD 2016 Term Loan B, (6-mo. LIBOR + 4.500%)	2,629,605	2,549,902
Red Ventures LLC, 4.250%, Due 11/8/2024, 2020 Term Loan B, (1-mo. LIBOR + 3.500%)	397,005	396,179
Vestcom Parent Holdings, Inc., 5.000%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	3,480,718	3,452,455

		12,053,265

Internet - 1.08%
CNT Holdings Corp.,
4.500%, Due 11/8/2027, 2020 Term Loan, (6-mo. LIBOR + 3.750%)	1,018,000	1,019,273
7.500%, Due 11/6/2028, 2020 2nd Lien Term Loan, (6-mo. LIBOR + 6.750%)	1,168,000	1,179,680
Endure Digital, Inc., 4.250%, Due 2/10/2028, Term Loan, (3-mo. LIBOR + 3.500%)	1,146,000	1,137,646
I-Logic Technologies Bidco Ltd., 4.500%, Due 2/16/2028, 2021 USD Term Loan B, (3-mo. LIBOR + 4.000%)	469,219	470,978
Internap Corp., 5.500%, Due 5/8/2025, 2020 Second Out Term Loan, PIK (in-kind rate 3.500%)	412,966	214,742
ION Trading Finance Ltd., 4.952%, Due 4/1/2028, 2021 USD Term Loan, (3-mo. LIBOR + 4.750%)	2,643,000	2,649,132
Voyage Australia Pty Ltd., Due 5/18/2028, USD Term Loan BF	160,000	159,200

		6,830,651

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Communications - 10.77% (continued)
Media - 3.56%
Cengage Learning, Inc., 5.250%, Due 6/7/2023, 2016 Term Loan B, (2-mo. LIBOR + 4.250%, 6-mo. LIBOR + 4.250%)	$4,785,011	$4,779,700
Diamond Sports Group LLC, 3.350%, Due 8/24/2026, Term Loan, (1-mo. LIBOR + 3.250%)	541,874	387,949
GEE Holdings LLC, 9.000%, Due 3/24/2025, 2021 Exit Term Loan, (3-mo. LIBOR + 8.000%)	2,192,511	2,143,180
Global Eagle Entertainment, Inc., 9.250%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, (3-mo. LIBOR + 8.250%)	1,606,360	1,461,788
McGraw-Hill Global Education Holdings LLC, 5.750%, Due 11/1/2024, 2021 Term Loan B, (3-mo. LIBOR + 4.750%)	5,167,400	5,181,610
NEP/NCP Holdco, Inc., 3.343%, Due 10/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	3,480,311	3,375,901
Sinclair Television Group Inc., 3.100%, Due 4/1/2028, 2021 Term Loan B3, (1-mo. LIBOR + 3.000%)	277,000	275,615
Springer Nature Deutschland GmbH, 3.750%, Due 8/14/2026, 2021 USD Term Loan B18, (1-mo. LIBOR + 3.000%)	1,960,060	1,960,472
Univision Communications, Inc.,
4.750%, Due 3/15/2026, 2020 Replacement Term Loan, (1-mo. LIBOR + 3.750%)	1,963,807	1,968,441
Due 5/5/2028, 2021 Term Loan BF	874,000	868,905

		22,403,561

Telecommunications - 4.22%
CCI Buyer, Inc., 4.750%, Due 12/17/2027, Term Loan, (3-mo. LIBOR + 4.000%)	695,000	695,869
Connect Finco SARL, 4.500%, Due 12/11/2026, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	2,481,203	2,482,444
Crown Subsea Communications Holding, Inc., 5.750%, Due 4/20/2027, 2021 Term Loan, (1-mo. LIBOR + 5.000%)	1,272,466	1,274,591
Gigamon, Inc., 4.500%, Due 12/27/2024, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	1,488,693	1,484,972
Intelsat Jackson Holdings S.A.,
6.500%, Due 7/13/2022, 2020 DIP Term Loan, (3-mo. LIBOR + 5.500%)	193,218	194,184
8.625%, Due 1/2/2024, 2017 Term Loan B5G	514,000	522,260
8.750%, Due 1/2/2024, 2017 Term Loan B4, (3-mo. PRIME + 5.500%)	771,000	783,945
Iridium Satellite LLC, 3.750%, Due 11/4/2026, 2021 Term Loan B, (1-mo. LIBOR + 2.750%)	760,689	762,355
LogMeIn, Inc., 4.845%, Due 8/31/2027, Term Loan B, (1-mo. LIBOR + 4.750%)	5,584,005	5,583,111
Maxar Technologies Ltd., 2.843%, Due 10/4/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	3,258,111	3,218,753
MLN US HoldCo LLC,
4.586%, Due 11/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	1,632,216	1,443,777
8.836%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	3,985,000	2,125,878
US Telepacific Corp., 6.500%, Due 5/2/2023, 2017 Term Loan B, (6-mo. LIBOR + 5.500%)	1,656,039	1,525,857
West Corp.,
4.500%, Due 10/10/2024, 2018 Term Loan B1, (1-mo. LIBOR + 3.500%, 2-mo. LIBOR + 3.500%)	537,852	520,447
5.000%, Due 10/10/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%, 3-mo. LIBOR + 4.000%)	4,049,718	3,937,703

		26,556,146

Total Communications		67,843,623

Consumer, Cyclical - 21.36%
Airlines - 4.17%
AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2028, 2021 Term Loan, (3-mo. LIBOR + 4.750%)F	4,580,000	4,717,400
American Airlines, Inc.,
2.093%, Due 4/28/2023, Repriced Term Loan B Due 2023, (1-mo. LIBOR + 2.000%)	2,869,792	2,774,744
1.840%, Due 6/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	1,450,000	1,341,511
JetBlue Airways Corp., 6.250%, Due 6/17/2024, Term Loan, (3-mo. LIBOR + 5.250%)	1,655,500	1,691,375
Mileage Plus Holdings LLC, 6.250%, Due 6/21/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.250%)	7,411,000	7,903,832
SkyMiles IP Ltd., 4.750%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3-mo. LIBOR + 3.750%)	3,006,000	3,148,454

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Consumer, Cyclical - 21.36% (continued)
Airlines - 4.17% (continued)
United Airlines, Inc., 4.500%, Due 4/21/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	$4,672,000	$4,712,880

		26,290,196

Apparel - 0.35%
Champ Acquisition Corp., 5.703% - 5.757%, Due 12/19/2025, Term Loan, (6-mo. LIBOR + 5.500%)	955,788	958,579
S&S Holdings LLC, 5.500%, Due 3/11/2028, Term Loan, (3-mo. LIBOR + 5.000%)	1,257,000	1,231,860

		2,190,439

Auto Manufacturers - 0.12%
American Trailer World Corp., 4.500%, Due 3/3/2028, Term Loan B, (1-mo. LIBOR + 3.750%)	473,000	472,115
OEConnection LLC,
4.092%, Due 9/25/2026, 2019 Delayed Draw Term Loan, (1-mo. LIBOR + 4.000%)	635	632
4.093%, Due 9/25/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)F	307,598	306,060

		778,807

Auto Parts & Equipment - 0.90%
Autokiniton US Holdings, Inc., 5.000%, Due 4/6/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.500%)	1,353,000	1,361,456
First Brands, 6.000%, Due 3/30/2027, 2021 Term Loan, (3-mo. LIBOR + 5.000%)	243,000	244,064
IXS Holdings, Inc., 5.000%, Due 3/5/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.250%)	1,429,196	1,431,426
PAI Holdco, Inc., 4.500%, Due 10/28/2027, 2020 Term Loan B, (2-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%)	277,000	277,607
Truck Hero, Inc., 4.500%, Due 1/31/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.750%)	527,000	527,000
Wheel Pros LLC, Due 4/23/2028, 2021 Term LoanF	1,816,000	1,820,213

		5,661,766

Commercial Services - 0.59%
CoreLogic, Inc., Due 6/2/2028, Term LoanF	3,701,000	3,682,495

Distribution/Wholesale - 0.80%
BCPE Empire Holdings, Inc., 4.093%, Due 6/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,553,697	2,545,730
DEI Sales, Inc., 6.250%, Due 4/23/2028, 2021 Term Loan B, (1-mo. LIBOR + 5.500%)	370,183	364,630
Fluid-Flow Products, Inc.,
Due 3/31/2028, Delayed Draw Term LoanF H	266,880	266,658
4.250%, Due 3/31/2028, Term Loan, (3-mo. LIBOR + 3.750%)F	1,401,120	1,399,957
Protective Industrial Products, Inc., 4.750%, Due 1/20/2028, 2021 Term Loan, (1-mo. LIBOR + 4.000%)	426,000	424,935

		5,001,910

Entertainment - 2.04%
Allen Media LLC, 5.703%, Due 2/10/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.500%)	1,980,675	1,975,723
CDS US Intermediate Holdings, Inc.,
7.000%, Due 11/24/2025, 2020 First Lien Term Loan, (3-mo. LIBOR + 6.000%)	2,101,007	2,098,381
2.000%, Due 11/24/2027, 2020 2nd Lien Term Loan, PIK (in-kind rate 7.000%)	1,887,650	1,872,322
Crown Finance US, Inc., 3.500%, Due 2/28/2025, 2018 USD Term Loan, (6-mo. LIBOR + 2.500%)	1,963,000	1,701,430
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C	112,457	44,983
7.000%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C	1,043,865	—
Enterprise Development Authority, 5.000%, Due 2/18/2028, Term Loan B, (1-mo. LIBOR + 4.250%)	295,000	295,369
SMG US Midco, Inc., 2.686% - 2.693%, Due 1/23/2025, 2020 Term Loan, (1-mo. LIBOR + 2.500%, 3-mo. LIBOR + 2.500%)	1,806,851	1,747,008

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Consumer, Cyclical - 21.36% (continued)
Entertainment - 2.04% (continued)
William Morris Endeavor Entertainment LLC, 9.500%, Due 5/18/2025, 2020 Term Loan B2, (1-mo. LIBOR + 8.500%)	$2,956,160	$3,133,530

		12,868,746

Food Service - 0.02%
6.500%, Due 5/3/2028, 2021 Term Loan, (3-mo. LIBOR + 5.500%)	150,000	146,625

Home Builders - 0.19%
ACProducts, Inc., 4.750%, Due 5/5/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.250%)	873,000	869,412
Tecta America Corp., 5.000%, Due 4/1/2028, 2021 Term Loan, (3-mo. LIBOR + 4.250%)	325,000	323,781

		1,193,193

Home Furnishings - 1.68%
Hunter Fan Co., 5.750%, Due 4/9/2028, 2021 Term Loan, (3-mo. LIBOR + 5.000%)	1,023,000	1,017,885
Mattress Firm, Inc., 6.250%, Due 11/26/2027, 2020 Term Loan B, (6-mo. LIBOR + 5.250%)	2,714,400	2,748,330
TGP Holdings LLC, 5.000%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	4,536,559	4,532,294
Weber-Stephen Products LLC, 4.000%, Due 10/30/2027, Term Loan B, (1-mo. LIBOR + 3.250%)	2,296,245	2,299,116

		10,597,625

Leisure Time - 2.69%
Bulldog Purchaser, Inc., 3.885%, Due 9/5/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	3,277,867	3,183,628
Callaway Golf Co., 4.593%, Due 1/2/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	1,280,049	1,286,129
ClubCorp Holdings, Inc., 2.953%, Due 9/18/2024, 2017 Term Loan B, (2-mo. LIBOR + 2.750%)	746,000	715,153
MajorDrive Holdings LLC, Due 5/12/2028, Term Loan BF	457,000	457,430
SRAM LLC, 3.250%, Due 5/12/2028, 2021 Term Loan B, (1-mo. LIBOR + 2.750%)	1,922,000	1,923,595
TopGolf International, Inc., 7.000%, Due 2/8/2026, Term Loan B, (3-mo. LIBOR + 6.250%)	3,920,000	3,967,354
United PF Holdings LLC, 4.203%, Due 12/30/2026, 2019 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,236,554	2,170,575
Varsity Brands, Inc., 4.500%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	3,350,986	3,249,618

		16,953,482

Retail - 7.81%
BDF Acquisition Corp., 6.250%, Due 8/14/2023, 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	1,447,240	1,443,622
CWGS Group LLC, Due 6/3/2028, 2021 Term Loan BF	1,620,000	1,606,846
EG Group Ltd., Due 3/10/2026, 2021 Term LoanF	561,000	558,896
Empire Today LLC, 5.750%, Due 4/3/2028, 2021 Term Loan B, (1-mo. LIBOR + 5.000%)	1,200,000	1,197,372
Fogo De Chao, Inc., 5.250%, Due 4/7/2025, 2018 Add On Term Loan, (3-mo. LIBOR + 4.250%)	1,037,031	1,013,697
Foundation Building Materials Holding Co. LLC, 3.750%, Due 2/3/2028, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	1,081,000	1,073,973
Gannett Holdings LLC, 7.750%, Due 1/29/2026, 2021 Term Loan B, (6-mo. LIBOR + 7.000%)	2,687,257	2,701,822
Great Outdoors Group LLC, 5.000%, Due 3/6/2028, 2021 Term Loan B, (6-mo. LIBOR + 4.250%)	3,148,808	3,170,062
Harbor Freight Tools USA, Inc., 3.750%, Due 10/19/2027, 2020 Term Loan B, (1-mo. LIBOR + 3.000%)	1,456,680	1,458,807
IRB Holding Corp., 4.250%, Due 12/15/2027, 2020 Fourth Amendment Incremental Term Loan, (3-mo. LIBOR + 3.250%)	2,129,850	2,128,338
Kodiak Building Partners, Inc., 4.000%, Due 3/12/2028, Term Loan B, (3-mo. LIBOR + 3.250%)	2,285,000	2,278,328
LBM Acquisition LLC, 4.500%, Due 12/17/2027, Delayed Draw Term Loan, (1-mo. LIBOR + 3.750%)F H	653,636	652,277

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Consumer, Cyclical - 21.36% (continued)
Retail - 7.81% (continued)
LBM Acquisition LLC (continued)
4.500%, Due 12/17/2027, Term Loan B, (3-mo. LIBOR + 3.750%)F	$2,941,364	$2,935,246
Les Schwab Tire Centers, 4.250%, Due 11/2/2027, Term Loan B, (6-mo. LIBOR + 3.500%)	2,739,135	2,739,135
Leslie’s Poolmart, Inc., 3.250%, Due 3/4/2028, 2021 Term Loan B, (3-mo. LIBOR + 2.750%)	1,739,000	1,732,166
Michaels Companies, Inc., 5.000%, Due 4/15/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	2,893,000	2,898,728
NPC International, Inc., 5.750%, Due 4/19/2024, 1st Lien Term Loan, (3-mo. PRIME + 2.500%)B C	964,468	203,985
Park River Holdings, Inc., 4.000%, Due 12/28/2027, Term Loan, (3-mo. LIBOR + 3.250%)	390,000	387,379
Petco Health and Wellness Co., Inc., 4.000%, Due 3/3/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.250%)	1,543,000	1,541,904
PetSmart, Inc., 4.500%, Due 2/12/2028, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	463,000	464,389
PS HoldCo LLC, 5.750%, Due 3/13/2025, Term Loan, (1-mo. LIBOR + 4.750%)	4,245,474	4,232,228
Serta Simmons Bedding LLC, 8.500%, Due 8/10/2023, 2020 Super Priority Second Out Term Loan, (1-mo. LIBOR + 7.500%)	4,936,005	4,704,951
SP PF Buyer LLC, 4.593%, Due 12/22/2025, Term Loan, (1-mo. LIBOR + 4.500%)	1,900,893	1,857,324
SRS Distribution, Inc., Due 6/4/2028, 2021 Term Loan BF	462,000	460,845
White Cap Buyer LLC, 4.500%, Due 10/19/2027, Term Loan B, (3-mo. LIBOR + 4.000%)	4,799,389	4,804,716
WOOF Holdings, Inc., 4.500%, Due 12/21/2027, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	226,000	226,095
Zaxby’s Operating Co. LLC, 4.500%, Due 12/28/2027, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	713,000	713,150

		49,186,281

Total Consumer, Cyclical		134,551,565

Consumer, Non-Cyclical - 15.32%
Beverages - 0.37%
City Brewing Co. LLC, 4.250%, Due 4/5/2028, Closing Date Term Loan, (3-mo. LIBOR + 3.500%)	868,000	866,898
Triton Water Holdings, Inc., 4.000%, Due 3/31/2028, Term Loan, (3-mo. LIBOR + 3.500%)	1,499,000	1,497,126

		2,364,024

Commercial Services - 6.91%
Adtalem Global Education, Inc., Due 2/11/2028, 2021 Term Loan BF	1,202,000	1,192,733
AlixPartners LLP, 3.250%, Due 2/4/2028, 2021 USD Term Loan B, (1-mo. LIBOR + 2.750%)	1,029,000	1,024,709
Allied Universal Holdco LLC, 4.250%, Due 5/12/2028, 2021 USD Incremental Term Loan B, (3-mo. LIBOR + 3.750%)F	976,000	978,079
Amentum Government Services Holdings LLC, 3.593%, Due 1/29/2027, Term Loan B, (1-mo. LIBOR + 3.500%)	2,628,140	2,618,942
Ankura Consulting Group LLC, 5.250%, Due 3/17/2028, Term Loan, (3-mo. LIBOR + 4.500%)	374,000	375,403
APX Group, Inc., 5.093% -7.250%, Due 12/31/2025, 2020 Term Loan, (1-mo. LIBOR + 5.000%, 3-mo. PRIME + 4.000%)	5,061,289	5,085,026
AVSC Holding Corp., Due 3/3/2025, 2020 Term Loan B1F	375,000	330,188
Cambium Learning Group, Inc., 5.250%, Due 12/18/2025, Term Loan B, (3-mo. LIBOR + 4.500%)	1,922,932	1,929,739
CCRR Parent, Inc., 5.000%, Due 3/6/2028, Term Loan B, (3-mo. LIBOR + 4.250%)	462,000	463,732
Cimpress Public Ltd. Co., 4.000%, Due 4/30/2028, USD Term Loan B, (1-mo. LIBOR + 3.500%)	916,000	914,287
Comet Bidco Ltd., 6.000%, Due 9/30/2024, 2018 USD Term Loan B, (1-mo. LIBOR + 5.000%, 6-mo. LIBOR + 5.000%)	2,006,091	1,892,747
Employbridge LLC, 5.500%, Due 4/18/2025, Term Loan B, (3-mo. LIBOR + 4.500%)	4,821,195	4,823,220
Inmar Holdings, Inc., 5.000%, Due 5/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,976,804	2,965,641
Kingpin Intermediate Holdings LLC, 4.500%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	1,154,162	1,138,292

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Consumer, Non-Cyclical - 15.32% (continued)
Commercial Services - 6.91% (continued)
KUEHG Corp., 4.750%, Due 2/21/2025, 2018 Incremental Term Loan, (3-mo. LIBOR + 3.750%)	$3,978,284	$3,916,143
Mavis Tire Express Services Corp., 4.750%, Due 5/4/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.000%)	2,606,000	2,610,196
Midas Intermediate Holdco LLC, 7.500%, Due 12/22/2025, 2020 Term Loan B, (3-mo. LIBOR + 6.750%)	664,335	650,218
New Constellis Borrower LLC,
8.500%, Due 3/27/2024, 2020 Term Loan, (1-mo. LIBOR + 7.500%)	1,316,330	1,294,939
12.000%, Due 3/27/2025, 2020 2nd Lien Term Loan, (1-mo. LIBOR + 11.000%)	911,135	781,872
Nielsen Consumer, Inc., 4.080% - 4.131%, Due 3/6/2028, 2021 USD Term Loan B, (1-mo. LIBOR + 4.000% , 3-mo. LIBOR + 4.000%)	938,000	940,579
PSC Industrial Holdings Corp., 4.750%, Due 10/11/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	2,752,270	2,706,967
Sabre GLBL, Inc., 4.750%, Due 12/17/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.000%)	985,530	990,458
Travelport Finance SARL,
2.500%, Due 2/28/2025, 2020 Super Priority Term Loan, PIK (in-kind rate 6.500%)	2,252,558	2,302,407
5.203%, Due 5/29/2026, 2021 Exchange Term Loan, (3-mo. LIBOR + 5.000%)	1,685,622	1,493,883
Tweddle Group, Inc., 5.500%, Due 9/17/2023, 2016 Term Loan, (1-mo. LIBOR + 4.500%)	257,636	130,338

		43,550,738

Cosmetics/Personal Care - 0.96%
Conair Holdings LLC, Due 5/17/2028, Term Loan BF	1,846,000	1,852,922
Journey Personal Care Corp., 5.000%, Due 3/1/2028, 2021 Term Loan B, (3-mo. LIBOR + 4.250%)	4,166,000	4,176,415

		6,029,337

Food - 2.14%
Dhanani Group, Inc., 3.843%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	2,802,472	2,779,715
Froneri International Ltd., Due 1/31/2028, 2020 USD 2nd Lien Term LoanF	668,000	674,680
Hearthside Food Solutions LLC, 3.780%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	3,078,835	3,060,701
Quirch Foods Holdings LLC, 6.250%, Due 10/19/2027, 2020 Term Loan, (2-mo. LIBOR + 5.250%, 3-mo. LIBOR + 5.250%)	1,261,838	1,268,147
Shearer’s Foods, Inc., 4.250%, Due 9/23/2027, 2021 Term Loan, (3-mo. LIBOR + 3.500%)	1,990,013	1,990,769
Snacking Investments Bidco Pty Ltd., 5.000%, Due 12/18/2026, Term Loan, (1-mo. LIBOR + 4.000%)	2,833,137	2,833,137
United Natural Foods, Inc., 3.593%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 3.500%)	850,315	851,089

		13,458,238

Health Care - Services - 3.92%
Cambrex Corp., 4.250%, Due 12/4/2026, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	1,277,798	1,281,631
Compassus Intermediate, Inc., 5.000%, Due 12/31/2026, 2021 Term Loan, (6-mo. LIBOR + 4.250%)	1,222,556	1,228,669
Da Vinci Purchaser Corp., 5.000%, Due 1/8/2027, 2019 Term Loan, (3-mo. LIBOR + 4.000%)	2,543,778	2,554,919
DuPage Medical Group Ltd., 4.000%, Due 3/12/2028, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	488,000	487,161
Envision Healthcare Corp., Due 10/10/2025, 2018 1st Lien Term LoanF	2,678,000	2,280,478
Global Medical Response, Inc.,
5.250%, Due 3/14/2025, 2017 Term Loan B2, (6-mo. LIBOR + 4.250%)	957,957	960,352
5.750%, Due 10/2/2025, 2020 Term Loan B, (6-mo. LIBOR + 4.750%)	997,500	1,001,490
Keystone Acquisition Corp., 6.250%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	2,102,390	2,070,854
Medical Solutions LLC, 5.500%, Due 6/14/2024, 2017 Term Loan, (1-mo. LIBOR + 4.500%)	1,984,887	1,983,656

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Consumer, Non-Cyclical - 15.32% (continued)
Health Care - Services - 3.92% (continued)
National Mentor Holdings, Inc.,
4.500%, Due 2/18/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%)	$1,852,478	$1,853,645
4.500%, Due 2/18/2028, 2021 Term Loan C, (3-mo. LIBOR + 3.750%)	61,749	61,788
4.500%, Due 3/2/2028, 2021 Delayed Draw Term Loan, (1-mo. LIBOR + 3.750%)F H	203,773	203,901
Pacific Dental Services LLC, 4.250%, Due 4/20/2028, 2021 Term Loan, (1-mo. LIBOR + 3.500%)	821,000	823,052
Phoenix Guarantor, Inc., 3.598%, Due 3/5/2026, 2021 Term Loan B, (1-mo. LIBOR + 3.500%)	809,450	803,379
Pluto Acquisition, Inc., 5.500%, Due 6/22/2026, 2020 Incremental Term Loan B, (1-mo. LIBOR + 5.000%, 3-mo. LIBOR + 5.000%)	885,780	886,887
US Renal Care, Inc.,
5.125%, Due 6/26/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	1,104,395	1,097,725
6.500%, Due 6/26/2026, 2021 Term Loan B, (1-mo. LIBOR + 5.500%)	447,000	446,441
WP CityMD Bidco LLC, 4.500%, Due 8/13/2026, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	4,659,805	4,670,709

		24,696,737

Household Products/Wares - 0.47%
Instant Brands Holdings, Inc., 5.750%, Due 4/12/2028, Term Loan, (3-mo. LIBOR + 5.000%)	659,000	654,058
Kronos Acquisition Holdings, Inc., 4.250%, Due 12/22/2026, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)F	2,303,228	2,283,074

		2,937,132

Pharmaceuticals - 0.55%
Gainwell Acquisition Corp., 4.750%, Due 10/1/2027, Term Loan B, (3-mo. LIBOR + 4.000%)	2,705,410	2,706,763
HC Group Holdings, Inc., 3.843%, Due 8/6/2026, Term Loan B, (1-mo. LIBOR + 3.750%)	731,445	731,905

		3,438,668

Total Consumer, Non-Cyclical		96,474,874

Diversified - 0.39%
Holding Companies - Diversified - 0.39%
Emerald Expositions Holding, Inc., 2.593%, Due 5/22/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.500%)	2,534,845	2,438,217

Energy - 2.60%
Municipal - 0.08%
Oxbow Carbon LLC, 5.000%, Due 10/13/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	495,300	493,443

Oil & Gas - 0.68%
Apergy Corp., 6.000%, Due 6/3/2027, 2020 Term Loan, (3-mo. LIBOR + 5.000%)	4,097,363	4,174,188
McDermott Technology Americas, Inc., 3.093%, Due 6/30/2024, 2020 Make Whole Term Loan, (1-mo. LIBOR + 3.000%)	142,892	92,880

		4,267,068

Pipelines - 1.84%
BCP Renaissance Parent LLC, 4.500%, Due 10/31/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	3,570,728	3,493,958
GIP III Stetson I, LP, 4.343%, Due 7/18/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)F	4,502,128	4,309,977
Southcross Energy Partners LP, Due 1/31/2025, 2020 RevolverF H	573,708	550,759

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Energy - 2.60% (continued)
Pipelines - 1.84% (continued)
Traverse Midstream Partners LLC, 6.500%, Due 9/27/2024, 2017 Term Loan, (1-mo. LIBOR + 5.500%)F	$3,268,916	$3,259,371

		11,614,065

Total Energy		16,374,576

Financial - 6.69%
Banks - 0.20%
AqGen Island Holdings, Inc., Due 5/20/2028, Term LoanF	1,246,000	1,238,997

Diversified Financial Services - 2.77%
4L Holdings Corp., 8.500%, Due 2/5/2024, Takeback Term Loan, (3-mo. LIBOR + 7.500%)	1,147,327	1,072,751
AqGen Ascensus, Inc., Due 5/4/2029, 2021 2nd Lien Term LoanF	2,120,000	2,098,800
Cowen, Inc., 4.000%, Due 3/24/2028, Term Loan B, (3-mo. LIBOR + 3.250%)	480,795	478,391
Hudson River Trading LLC, 3.093%, Due 3/20/2028, 2021 Term Loan, (1-mo. LIBOR + 3.000%)	2,599,000	2,580,807
IG Investment Holdings LLC,
Due 5/23/2025, 2021 Incremental Term LoanF	474,000	474,199
4.750%, Due 5/23/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	2,052,918	2,053,781
Jane Street Group LLC, 2.843%, Due 1/26/2028, 2021 Term Loan, (1-mo. LIBOR + 2.750%)	2,145,598	2,129,892
Jefferies Finance LLC, 4.500%, Due 6/3/2026, 2019 Term Loan, (3-mo. LIBOR + 3.000%)	127,360	126,684
LifeMiles Ltd., 6.500%, Due 8/18/2022, Term Loan B, (3-mo. LIBOR + 5.500%)	1,295,621	1,277,483
Minotaur Acquisition, Inc., 4.843%, Due 3/27/2026, Term Loan B, (1-mo. LIBOR + 4.750%)	2,369,998	2,366,443
NBG Acquisition, Inc., 6.500%, Due 4/26/2024, Term Loan, (2-mo. LIBOR + 5.500%)	254,259	229,257
Russell Investments US Institutional Holdco, Inc., 4.500%, Due 5/30/2025, 2020 Term Loan, (6-mo. LIBOR + 3.000%)	667,000	661,370
VFH Parent LLC, 3.098%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	1,516,722	1,515,781
Zebra Buyer LLC, Due 4/21/2028, Term Loan BF	419,000	420,395

		17,486,034

Insurance - 3.16%
Alliant Holdings Intermediate LLC, Due 10/8/2027, 2020 Term Loan B3F	1,548,000	1,549,161
Amynta Agency Borrower, Inc., 4.593%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	5,446,537	5,383,575
Asurion LLC,
3.343%, Due 12/23/2026, 2020 Term Loan B8, (1-mo. LIBOR + 3.250%)	826,928	822,537
3.343%, Due 7/31/2027, 2021 Term Loan B9, (1-mo. LIBOR + 3.250%)	3,107,000	3,091,465
Baldwin Risk Partners LLC, Due 10/14/2027, 2021 Term Loan BF	160,000	160,200
Hyperion Insurance Group Ltd., 4.000%, Due 11/12/2027, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	3,197,601	3,194,052
Ryan Specialty Group LLC, 3.750%, Due 9/1/2027, Term Loan, (1-mo. LIBOR + 3.000%)	1,602,945	1,601,951
Sedgwick Claims Management Services, Inc., 5.250%, Due 9/3/2026, 2020 Term Loan B3, (1-mo. LIBOR + 4.250%)	4,106,965	4,109,552

		19,912,493

REITS - 0.56%
Brookfield Property REIT, Inc., 2.593%, Due 8/27/2025, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	3,639,451	3,512,070

Total Financial		42,149,594

Industrial - 10.61%
Aerospace/Defense - 0.34%
AI Convoy SARL, 4.500%, Due 1/17/2027, USD Term Loan B, (3-mo. LIBOR + 3.500%, 6-mo. LIBOR + 3.500%)	2,168,100	2,167,189

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Industrial - 10.61% (continued)
Building Materials - 1.72%
Airxcel, Inc.,
4.593%, Due 4/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	$2,833,925	$2,824,177
8.843%, Due 4/27/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	824,000	812,324
CHI Overhead Doors, Inc., 4.500%, Due 7/31/2025, Term Loan, (1-mo. LIBOR + 3.500%)	1,292,382	1,292,382
Cornerstone Building Brands, Inc., 3.750%, Due 4/12/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.250%)	2,161,733	2,161,193
CP Atlas Buyer, Inc., 4.250%, Due 11/23/2027, 2021 Term Loan B, (3-mo. LIBOR + 3.750%)	2,668,000	2,661,623
DiversiTech Holdings, Inc., 4.250%, Due 12/2/2024, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	298,234	298,607
LEB Holdings, Inc., 4.093%, Due 11/2/2027, Term Loan B, (1-mo. LIBOR + 4.000%)	306,233	306,869
MI Windows and Doors LLC, 4.500%, Due 12/18/2027, 2020 Term Loan, (1-mo. LIBOR + 3.750%)	489,773	490,693

		10,847,868

Electronics - 1.82%
Deliver Buyer, Inc.,
5.203%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	2,892,707	2,896,323
7.250%, Due 5/1/2024, 2020 Incremental Term Loan B, (3-mo. LIBOR + 6.250%)	1,191,008	1,195,474
Ingram Micro, Inc., Due 3/31/2028, 2021 Term Loan BF	2,725,000	2,726,145
NorthPole Newco SARL, 7.203%, Due 3/18/2025, Term Loan, (3-mo. LIBOR + 7.000%)	5,388,117	4,633,780

		11,451,722

Engineering & Construction - 1.61%
Brand Energy & Infrastructure Services, Inc., 5.250%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	1,460,619	1,427,229
DG Investment Intermediate Holdings, Inc.,
4.500%, Due 3/31/2028, 2021 Delayed Draw Term Loan, (1-mo. LIBOR + 3.750%)F H	104,589	104,432
4.500%, Due 3/31/2028, 2021 Term Loan, (1-mo. LIBOR + 3.750%)	499,411	498,662
PowerTeam Services LLC, 4.250%, Due 3/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	2,418,291	2,394,108
Q Holding Co., 6.000%, Due 12/29/2023, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	4,615,848	4,500,452
Tutor Perini Corp., 5.750%, Due 8/13/2027, Term Loan B, (3-mo. LIBOR + 4.500%)	467,638	471,584
USIC Holdings, Inc., Due 5/7/2029, 2021 2nd Lien Term LoanF	770,000	779,625

		10,176,092

Environmental Control - 0.97%
Innovative Water Care Global Corp., 6.000%, Due 2/27/2026, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	489,751	478,937
Packers Holdings LLC, 4.000%, Due 3/9/2028, 2021 Term Loan, (3-mo. LIBOR + 3.250%)	878,000	873,171
Robertshaw US Holding Corp., 4.500%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	4,929,422	4,735,351

		6,087,459

Hand/Machine Tools - 0.25%
Alliance Laundry Systems LLC, 3.688%, Due 10/8/2027, Term Loan B, (3-mo. LIBOR + 3.500%)	1,579,844	1,582,941

Machinery - Diversified - 0.36%
Blount International, Inc., 4.750%, Due 4/12/2023, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	2,236,044	2,239,778

Metal Fabricate/Hardware - 0.04%
Tiger Acquisition LLC, Due 6/1/2028, 2021 Term LoanF	279,000	278,185

Miscellaneous Manufacturing - 1.12%
International Textile Group, Inc.,
5.260%, Due 5/1/2024, 1st Lien Term Loan, (6-mo. LIBOR + 5.000%)	3,271,481	3,124,265

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Industrial - 10.61% (continued)
Miscellaneous Manufacturing - 1.12% (continued)
International Textile Group, Inc. (continued)
9.260%, Due 5/1/2025, 2nd Lien Term Loan, (6-mo. LIBOR + 9.000%)	$2,347,000	$1,678,105
MB Aerospace Holdings, Inc., 4.500%, Due 1/22/2025, 2017 Term Loan, (3-mo. LIBOR + 3.500%)	2,392,355	2,226,086

		7,028,456

Packaging & Containers - 0.47%
Charter NEX US, Inc., 5.000%, Due 12/1/2027, 2020 Term Loan, (1-mo. LIBOR + 4.250%)	696,255	698,650
Pregis TopCo Corp., 5.000%, Due 8/1/2026, 2020 Incremental Term Loan, (1-mo. LIBOR + 4.250%)	378,000	378,000
Proampac PG Borrower LLC, 4.500% - 5.000%, Due 11/3/2025, 2020 Term Loan, (1-mo. LIBOR + 3.750%, 2-mo. LIBOR + 4.000%, 3-mo. LIBOR + 4.000%)F	1,895,000	1,893,977

		2,970,627

Shipbuilding - 0.11%
MHI Holdings LLC, 5.093%, Due 9/21/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	685,527	687,241

Transportation - 1.80%
Daseke, Inc., 4.750%, Due 3/5/2028, 2021 Term Loan B, (1-mo. LIBOR + 4.000%)	552,000	551,078
Gruden Acquisition, Inc., 6.500%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	3,759,479	3,756,359
LaserShip, Inc., 5.250%, Due 4/30/2028, 2021 Term Loan, (3-mo. LIBOR + 4.500%)	1,362,000	1,359,453
PODS LLC, 3.750%, Due 3/31/2028, 2021 Term Loan B, (1-mo. LIBOR + 3.000%)	341,000	340,270
SMB Shipping Logistics LLC, 5.000%, Due 2/2/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	5,342,130	5,317,075

		11,324,235

Total Industrial		66,841,793

Technology - 14.99%
Computers - 5.66%
24-7 Intouch, Inc., 4.843%, Due 8/25/2025, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	3,047,227	3,001,518
Atlas CC Acquisition Corp,
Due 4/28/2028, Term Loan BF	936,521	935,350
6.000%, Due 4/28/2028, Term Loan C, (3-mo. LIBOR + 4.250%)F	1,407,479	1,405,720
ConvergeOne Holdings, Inc., 5.093%, Due 1/4/2026, 2019 Term Loan, (1-mo. LIBOR + 5.000%)	3,911,265	3,833,040
Corsair Components, Inc., 4.750%, Due 8/28/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 3.750%)	1,210,882	1,212,396
Electronics for Imaging, Inc., 5.093%, Due 7/23/2026, Term Loan, (1-mo. LIBOR + 5.000%)	2,972,375	2,817,247
Imprivata, Inc., 4.250%, Due 12/1/2027, Term Loan, (1-mo. LIBOR + 3.750%)	915,000	915,256
Magenta Buyer LLC,
Due 5/3/2028, 2021 USD 1st Lien Term LoanF	3,197,000	3,202,339
Due 5/3/2029, 2021 USD 2nd Lien Term LoanF	480,000	475,200
Netsmart Technologies, Inc., 4.750%, Due 10/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.000%)	4,040,875	4,050,977
NeuStar, Inc., 4.500%, Due 8/8/2024, 2018 Term Loan B4, (3-mo. LIBOR + 3.500%)	3,524,519	3,407,329
PAE Holding Corp., 5.250%, Due 10/19/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.500%)F	2,051,728	2,051,728
Peraton Corp., 8.500%, Due 2/26/2029, 2nd Lien Term Loan B1, (1-mo. LIBOR + 7.750%)F	1,471,000	1,493,065
Peraton Holding Corp., 4.500%, Due 2/1/2028, Term Loan B, (1-mo. LIBOR + 3.750%)	2,254,000	2,256,186
Perforce Software, Inc., 3.843%, Due 7/1/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.750%)	2,355,707	2,325,413
Redstone Buyer LLC,
Due 4/27/2028, 2021 Delayed Draw Term LoanF H	639,654	633,661
5.500%, Due 4/27/2028, 2021 Term Loan, (3-mo. LIBOR + 4.750%)	1,634,346	1,619,032

		35,635,457

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Technology - 14.99% (continued)
Semiconductors - 0.22%
Natel Engineering Co., Inc., 6.000%, Due 4/30/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%, 3-mo. LIBOR + 5.000%)	$1,491,010	$1,417,399

Software - 9.11%
Aptean, Inc., 4.343%, Due 4/23/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,440,665	2,428,974
Apttus Corp., 5.000%, Due 5/8/2028, 2021 Term Loan, (3-mo. LIBOR + 4.250%)	719,000	722,897
Athenahealth, Inc., 4.351% - 4.410%, Due 2/11/2026, 2021 Term Loan B1, (1-mo. LIBOR + 4.250%, 3-mo. LIBOR + 4.250%)	1,402,228	1,406,085
Castle US Holding Corp., Due 1/31/2027, 2021 USD Term Loan BF	568,000	562,320
Chloe OX Parent, LLC, 5.500%, Due 12/23/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	4,850,000	4,862,125
CommerceHub, Inc., 4.750%, Due 12/29/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.000%)	1,046,378	1,050,301
Constant Contact, Inc.,
Due 2/10/2028, Delayed Draw Term LoanF H	340,518	340,092
4.750%, Due 2/10/2028, Term Loan, (6-mo. LIBOR + 4.000%)	1,267,482	1,265,898
Cvent, Inc., 3.843%, Due 11/29/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	3,000,000	2,911,680
DCert Buyer, Inc., 7.093%, Due 2/16/2029, 2021 2nd Lien Term Loan, (1-mo. LIBOR + 7.000%)	1,084,000	1,089,420
DTI Holdco, Inc., 5.750%, Due 9/30/2023, 2018 Term Loan B, (2-mo. LIBOR + 4.750%, 3-mo. LIBOR + 4.750%)	3,938,403	3,793,864
GlobalLogic Holdings, Inc., 4.500%, Due 9/14/2027, 2020 Incremental Term Loan B2, (1-mo. LIBOR + 3.750%)	1,419,865	1,421,640
Grab Holdings, Inc., 5.500%, Due 1/29/2026, Term Loan B, (6-mo. LIBOR + 4.500%)	5,435,000	5,516,525
Greeneden US Holdings LLC, 4.750%, Due 12/1/2027, 2020 USD Term Loan B4, (1-mo. LIBOR + 4.000%)	1,291,763	1,293,610
Helios Software Holdings, Inc., 3.930%, Due 3/11/2028, 2021 USD Term Loan B, (3-mo. LIBOR + 3.750%)	1,039,407	1,039,927
Ivanti Software, Inc.,
4.750%, Due 12/1/2027, 2021 Add On Term Loan B, (3-mo. LIBOR + 4.000%)	204,000	202,470
5.750%, Due 12/1/2027, 2020 Term Loan B, (3-mo. LIBOR + 4.750%)	1,324,000	1,322,530
MA FinanceCo. LLC, 5.250%, Due 6/5/2025, 2020 USD Term Loan B, (3-mo. LIBOR + 4.250%)	1,962,500	1,977,219
Mitchell International, Inc., 4.750%, Due 11/29/2024, 2020 Add-On Term Loan, (1-mo. LIBOR + 4.250%)	1,591,005	1,595,269
Navicure, Inc., 4.093%, Due 10/22/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	585,053	583,959
Particle Investments SARL, 5.750%, Due 2/18/2027, Term Loan, (3-mo. LIBOR + 5.250%)	3,271,145	3,271,145
Planview Parent, Inc., 4.750%, Due 12/17/2027, Term Loan, (3-mo. LIBOR + 4.000%)	430,920	430,381
Project Leopard Holdings, Inc., 5.750%, Due 7/7/2024, 2019 Term Loan, (3-mo. LIBOR + 4.750%)	499,748	500,282
Project Ruby Ultimate Parent Corp., 4.000%, Due 3/3/2028, 2021 Term Loan, (1-mo. LIBOR + 3.250%)	569,000	567,669
Renaissance Holding Corp., 3.343%, Due 5/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	429,472	424,945
Riverbed Technology, Inc., 7.000%, Due 12/31/2025, 2020 Term Loan B, (2-mo. LIBOR + 6.000%, 3-mo. LIBOR + 6.000%)	3,882,916	3,686,945
Rocket Software, Inc., Due 11/28/2025, 2021 USD Incremental Term Loan BF	961,000	942,981
Sirius Computer Solutions, Inc., 3.593%, Due 7/1/2026, 2020 Term Loan, (1-mo. LIBOR + 3.500%)	2,109,586	2,101,675
Skopima Merger Sub, Inc., 4.500%, Due 4/30/2028, Term Loan B, (3-mo. LIBOR + 4.000%)	1,643,000	1,627,802
Storable, Inc, 3.750%, Due 4/17/2028, Term Loan B, (3-mo. LIBOR + 3.250%)	406,000	403,970
Symplr Software, Inc., 5.250%, Due 12/22/2027, 2020 Term Loan, (6-mo. LIBOR + 4.500%)	1,990,000	1,992,488
Ultimate Software Group, Inc., 4.000%, Due 5/4/2026, 2021 Incremental Term Loan, (3-mo. LIBOR + 3.250%)	3,648,688	3,653,249
Virgin Pulse, Inc., 4.750%, Due 3/30/2028, 2021 Term Loan, (3-mo. LIBOR + 4.000%)	762,000	756,285

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 86.49% (continued)
Technology - 14.99% (continued)
Software - 9.11% (continued)
Weld North Education LLC, 4.750%, Due 12/21/2027, 2020 Term Loan B, (1-mo. LIBOR + 4.000%)	$1,649,850	$1,649,503

		57,396,125

Total Technology		94,448,981

Utilities - 0.56%
Electric - 0.56%
Granite Generation LLC, 4.750%, Due 11/9/2026, Term Loan B, (1-mo. LIBOR + 3.750%, 3-mo. LIBOR + 3.750%)	1,044,499	1,044,279
Hamilton Projects Acquiror LLC, 5.750%, Due 6/17/2027, Term Loan B, (3-mo. LIBOR + 4.750%)	2,481,250	2,478,149

		3,522,428

Total Utilities		3,522,428

Total Bank Loan Obligations (Cost $544,581,968)		544,805,049

CORPORATE OBLIGATIONS 4.95%
Communications - 2.20%
Advertising - 0.46%
National CineMedia LLC, 5.875%, Due 4/15/2028I	3,000,000	2,861,250

Media - 1.74%
Cengage Learning, Inc., 9.500%, Due 6/15/2024I	5,167,000	5,250,964
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, Due 8/15/2026I	2,665,000	1,972,100
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc., 8.000%, Due 11/30/2024I	2,000,000	2,025,000
Univision Communications, Inc., 6.625%, Due 6/1/2027I	1,598,000	1,727,837

		10,975,901

Total Communications		13,837,151

Consumer, Cyclical - 0.53%
Airlines - 0.22%
American Airlines Inc/AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026I	1,333,000	1,402,983

Leisure Time - 0.31%
Constellation Merger Sub, Inc., 8.500%, Due 9/15/2025I	2,000,000	1,960,000

Total Consumer, Cyclical		3,362,983

Consumer, Non-Cyclical - 1.45%
Commercial Services - 1.13%
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.625%, Due 7/15/2026I	1,022,000	1,083,381
6.000%, Due 6/1/2029I	450,000	456,759
Metis Merger Sub LLC, 6.500%, Due 5/15/2029I	5,642,000	5,544,563

		7,084,703

Pharmaceuticals - 0.32%
Organon Finance 1 LLC,
4.125%, Due 4/30/2028I	1,333,000	1,346,330

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONSE - 4.95% (continued)
Consumer, Non-Cyclical - 1.45% (continued)
Pharmaceuticals - 0.32% (continued)
Organon Finance 1 LLC (continued)
5.125%, Due 4/30/2031I	$667,000	$685,022

		2,031,352

Total Consumer, Non-Cyclical		9,116,055

Energy - 0.17%
Pipelines - 0.17%
EnLink Midstream LLC, 5.625%, Due 1/15/2028I	1,000,000	1,040,950

Industrial - 0.24%
Engineering & Construction - 0.24%
PowerTeam Services LLC, 9.033%, Due 12/4/2025I	1,394,583	1,537,528

Technology - 0.36%
Software - 0.36%
Granite Merger Sub 2, Inc., 11.000%, Due 7/15/2027I	2,000,000	2,280,000

Total Corporate Obligations (Cost $30,976,900)		31,174,667

	Shares
SHORT-TERM INVESTMENTS - 9.58% - (Cost $60,371,657)
Investment Companies - 9.58%
American Beacon U.S. Government Money Market Select Fund, 0.01%J K	60,371,657	60,371,657

TOTAL INVESTMENTS - 102.86% (Cost $642,721,155)		647,951,772
LIABILITIES, NET OF OTHER ASSETS - (2.86%)		(18,023,852)

TOTAL NET ASSETS - 100.00%		$629,927,920

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $248,968 or 0.04% of net assets.
C	Value was determined using significant unobservable inputs.
D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of May 31, 2021.
G	Fixed Rate.
H

All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $1,816,913 or 0.29% of net assets. Of this amount, $340,518, $25,101, $87,520, $59,394, $91,018, $639,654 and $573,708 relate to Constant Contact, Inc., DG Investment Intermediate Holdings, Inc., Fluid-Flow Products, Inc., LBM Acquisition LLC, National Mentor Holdings, Inc., Redstone Buyer LLC and Southcross Energy Partners LP, respectively.

I

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $31,174,667 or 4.95% of net assets. The Fund has no right to demand registration of these securities.

J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

DIP - Debtor-in-possession.

IP - Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

Pty Ltd. - Proprietary Ltd.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2021, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$8,733,049	$—	$0	(1)	$8,733,049
Warrants	1,019,159	—	—		1,019,159
Preferred Stocks	1,848,191	—	—		1,848,191
Bank Loan Obligations(2)	—	544,556,081	248,968	(1)	544,805,049
Corporate Obligations	—	31,174,667	—		31,174,667
Short-Term Investments	60,371,657	—	—		60,371,657

Total Investments in Securities - Assets	$71,972,056	$575,730,748	$248,968		$647,951,772

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $1,816,913 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2021, there were transfers from Level 1 to Level 3 with a fair value of $0 and Level 2 to Level 3 with a fair value of $203,985 due to a valuation based on a single broker quote. During the period ended May 31, 2021, there were transfers out of Level 2 to Level 3 with a fair value of $681,097 due to a valuation based on a single broker quote.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2020		Purchases	Sales		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balance as of 5/31/2021		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$4,137	(1)	$—	$—		$—	$—	$(4,137)	$0	(1)	$—	$0	(1)	$(649,364)
Warrants	0	(2)	—	0	(2)	—	—	—	—		—	—		—
Preferred Stocks	511,321		—	1,022,642		—	511,321	—	—		—	—		—
Bank Loan Obligations	2,205,819		22,926	483,417		13,471	(1,190,844)	158,125	203,985		681,097	248,968	(1)	(1,785,120)

	$2,721,277		$22,926	$1,506,059		$13,471	$(679,523)	$153,988	$203,985		$681,097	$248,968		$(2,434,484)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.
(2)	Investments held in the Fund’s portfolio with a $0 fair value were written off during the period for net sales proceeds of $0.

For the period ended May 31, 2021, three common stocks were valued at $0 by the Valuation Committee. The remaining bank loan obligations valued at $248,968 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 98.01%
Communication Services - 8.32%
Diversified Telecommunication Services - 2.56%
Verizon Communications, Inc.	778,412	$43,972,494

Entertainment - 2.83%
Nintendo Co. Ltd., ADR	628,040	48,560,053

Media - 2.93%
Comcast Corp., Class A	875,261	50,187,466

Total Communication Services		142,720,013

Consumer Discretionary - 8.52%
Multiline Retail - 3.97%
Target Corp.	299,962	68,067,377

Specialty Retail - 4.55%
Lowe’s Cos., Inc.	401,118	78,149,820

Total Consumer Discretionary		146,217,197

Consumer Staples - 12.31%
Beverages - 5.13%
Coca-Cola Co.	461,184	25,498,864
Diageo PLC, Sponsored ADR	323,457	62,508,065

		88,006,929

Food Products - 2.40%
Nestle S.A., Sponsored ADRA	332,977	41,179,265

Tobacco - 4.78%
Altria Group, Inc.	887,136	43,664,834
Philip Morris International, Inc.	398,126	38,391,290

		82,056,124

Total Consumer Staples		211,242,318

Energy - 2.52%
Oil, Gas & Consumable Fuels - 2.52%
Chevron Corp.	416,456	43,223,968

Financials - 13.81%
Capital Markets - 6.37%
BlackRock, Inc.	96,033	84,224,782
Franklin Resources, Inc.	732,167	25,047,433

		109,272,215

Diversified Financial Services - 5.02%
Berkshire Hathaway, Inc., Class BB	297,517	86,113,321

Insurance - 2.42%
Cincinnati Financial Corp.	341,534	41,568,103

Total Financials		236,953,639

Health Care - 9.51%
Pharmaceuticals - 9.51%
Johnson & Johnson	428,511	72,525,487
Merck & Co., Inc.	592,310	44,950,406

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.01% (continued)
Health Care - 9.51% (continued)
Pharmaceuticals - 9.51% (continued)
Pfizer, Inc.	1,181,998	$45,778,782

		163,254,675

Total Health Care		163,254,675

Industrials - 11.26%
Air Freight & Logistics - 4.33%
United Parcel Service, Inc., Class B	345,969	74,244,948

Road & Rail - 4.23%
Norfolk Southern Corp.	258,517	72,617,425

Trading Companies & Distributors - 2.70%
Fastenal Co.	873,629	46,337,282

Total Industrials		193,199,655

Information Technology - 21.64%
Communications Equipment - 3.09%
Cisco Systems, Inc.	1,000,672	52,935,549

IT Services - 2.61%
Paychex, Inc.	442,540	44,758,495

Semiconductors & Semiconductor Equipment - 7.43%
Intel Corp.	838,437	47,891,521
Texas Instruments, Inc.	419,500	79,629,490

		127,521,011

Software - 4.28%
Microsoft Corp.	294,126	73,437,380

Technology Hardware, Storage & Peripherals - 4.23%
Apple, Inc.	583,116	72,662,085

Total Information Technology		371,314,520

Materials - 3.12%
Chemicals - 3.12%
Air Products and Chemicals, Inc.	178,697	53,548,343

Real Estate - 3.49%
Equity Real Estate Investment Trusts (REITs) - 3.49%
Crown Castle International Corp.	315,723	59,829,509

Utilities - 3.51%
Multi-Utilities - 3.51%
Dominion Energy, Inc.	790,917	60,220,420

Total Common Stocks (Cost $1,048,306,002)		1,681,724,257

SHORT-TERM INVESTMENTS - 1.71% (Cost $29,318,880)
Investment Companies - 1.71%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	29,318,880	29,318,880

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 99.72% (Cost $1,077,624,882)	$1,711,043,137
OTHER ASSETS, NET OF LIABILITIES - 0.28%	4,819,000

TOTAL NET ASSETS - 100.00%	$1,715,862,137

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at May 31, 2021.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on May 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	147	June 2021	$29,700,635	$30,887,640	$1,187,005

			$29,700,635	$30,887,640	$1,187,005

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2021, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,681,724,257	$—	$—	$1,681,724,257
Short-Term Investments	29,318,880	—	—	29,318,880

Total Investments in Securities - Assets	$1,711,043,137	$—	$—	$1,711,043,137

Financial Derivative Instruments - Assets
Futures Contracts	$1,187,005	$—	$—	$1,187,005

Total Financial Derivative Instruments - Assets	$1,187,005	$—	$—	$1,187,005

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 98.42%
Communication Services - 3.06%
Diversified Telecommunication Services - 2.06%
Consolidated Communications Holdings, Inc.A	99,961	$935,635
IDT Corp., Class BA	33,177	957,488

		1,893,123

Interactive Media & Services - 0.19%
TrueCar, Inc.A	29,268	172,974

Media - 0.81%
Scholastic Corp.	22,264	749,852

Total Communication Services		2,815,949

Consumer Discretionary - 13.81%
Auto Components - 5.38%
Dorman Products, Inc.A	5,819	595,749
Gentherm, Inc.A	6,573	476,740
LCI Industries	10,879	1,621,515
Motorcar Parts of America, Inc.A	11,859	277,145
Patrick Industries, Inc.	15,623	1,338,891
Standard Motor Products, Inc.	14,361	646,532

		4,956,572

Distributors - 0.11%
Weyco Group, Inc.	5,114	105,246

Diversified Consumer Services - 0.56%
American Public Education, Inc.A	5,337	149,436
Perdoceo Education Corp.A	30,505	371,856

		521,292

Household Durables - 2.37%
Hamilton Beach Brands Holding Co., Class A	17,600	443,520
Helen of Troy Ltd.A	5,034	1,059,556
Hooker Furniture Corp.	8,204	294,114
Legacy Housing Corp.A	5,927	112,850
Universal Electronics, Inc.A	5,519	276,281

		2,186,321

Internet & Direct Marketing Retail - 0.63%
Lands’ End, Inc.A	22,556	577,659

Leisure Products - 2.03%
Acushnet Holdings Corp.	21,296	1,132,947
Clarus Corp.	6,589	156,094
Escalade, Inc.	6,615	161,737
Johnson Outdoors, Inc., Class A	2,427	296,555
Marine Products Corp.	7,510	121,962

		1,869,295

Specialty Retail - 2.12%
America’s Car-Mart, Inc.A	2,535	416,729
Rent-A-Center, Inc.	24,816	1,533,877

		1,950,606

Textiles, Apparel & Luxury Goods - 0.61%
Superior Group of Cos., Inc.	11,203	286,012

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.42% (continued)
Consumer Discretionary - 13.81% (continued)
Textiles, Apparel & Luxury Goods - 0.61% (continued)
Vera Bradley, Inc.A	23,785	$273,052

		559,064

Total Consumer Discretionary		12,726,055

Consumer Staples - 3.60%
Beverages - 1.84%
Coca-Cola Consolidated, Inc.	4,181	1,692,970

Food & Staples Retailing - 1.46%
Village Super Market, Inc., Class A	19,141	461,490
Weis Markets, Inc.	17,316	881,038
		1,342,528

Food Products - 0.30%
Seneca Foods Corp., Class AA	6,087	281,463

Total Consumer Staples		3,316,961

Energy - 2.37%
Energy Equipment & Services - 0.43%
DMC Global, Inc.A	5,460	289,216
RPC, Inc.A	21,404	105,094

		394,310

Oil, Gas & Consumable Fuels - 1.94%
Adams Resources & Energy, Inc.	14,264	386,840
Bonanza Creek Energy, Inc.A	3,321	142,670
Dorian LPG Ltd.A	34,135	485,058
International Seaways, Inc.	38,642	774,386

		1,788,954

Total Energy		2,183,264

Financials - 15.06%
Banks - 6.68%
1st Constitution Bancorp	6,375	134,513
American National Bankshares, Inc.	4,810	166,811
Capital Bancorp, Inc.A	11,231	246,970
CNB Financial Corp.	11,567	281,194
Colony Bankcorp, Inc.B	8,489	155,858
Community Financial Corp.	3,635	128,933
Eagle Bancorp Montana, Inc.	6,022	150,610
Enterprise Bancorp, Inc.	7,424	255,831
Farmers & Merchants Bancorp, Inc.	4,316	94,952
Farmers National Banc Corp.	14,013	243,826
First Bancorp, Inc.	4,899	154,319
First Business Financial Services, Inc.	6,894	188,965
First Guaranty Bancshares, Inc.B	8,717	171,812
First Savings Financial Group, Inc.	3,332	240,037
First United Corp.	5,930	107,807
First Western Financial, Inc.A	6,551	181,790
Hawthorn Bancshares, Inc.	4,790	115,679
HBT Financial, Inc.	12,613	229,431
LCNB Corp.	6,336	111,767
Level One Bancorp, Inc.	7,123	197,378
Macatawa Bank Corp.	13,485	129,456
Meridian Corp.	7,166	193,984
Metrocity Bankshares, Inc.	10,139	174,492

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.42% (continued)
Financials - 15.06% (continued)
Banks - 6.68% (continued)
Mid Penn Bancorp, Inc.B	5,866	$165,421
Parke Bancorp, Inc.	8,162	175,483
Penns Woods Bancorp, Inc.	507	12,984
Peoples Financial Services Corp.	3,667	158,231
Reliant Bancorp, Inc.	8,393	248,852
Republic Bancorp, Inc., Class A	11,231	521,680
SmartFinancial, Inc.	8,405	203,821
South Plains Financial, Inc.	14,614	342,844
Summit Financial Group, Inc.	7,977	190,092
United Security Bancshares	6,693	56,891
Unity Bancorp, Inc.	879	21,307

		6,154,021

Consumer Finance - 1.04%
Atlanticus Holdings Corp.A	24,204	958,721

Diversified Financial Services - 0.41%
Alerus Financial Corp.	11,433	376,717

Insurance - 4.81%
Donegal Group, Inc., Class A	85,162	1,302,127
Enstar Group Ltd.A	7,515	1,907,983
National Western Life Group, Inc., Class A	4,983	1,220,935

		4,431,045

Thrifts & Mortgage Finance - 2.12%
ESSA Bancorp, Inc.	6,955	110,237
FS Bancorp, Inc.	2,837	201,938
Home Bancorp, Inc.	4,791	186,130
Luther Burbank Corp.	20,924	254,017
Merchants Bancorp	14,899	639,912
Riverview Bancorp, Inc.	16,904	116,130
Security National Financial Corp., Class AA	27,556	240,013
Southern Missouri Bancorp, Inc.	4,774	211,011

		1,959,388

Total Financials		13,879,892

Health Care - 19.95%
Biotechnology - 9.50%
Anika Therapeutics, Inc.A	5,910	275,701
Avid Bioservices, Inc.A	7,719	164,260
Blueprint Medicines Corp.A	12,415	1,134,110
Catalyst Pharmaceuticals, Inc.A	51,020	282,141
Denali Therapeutics, Inc.A	8,714	554,123
Eagle Pharmaceuticals, Inc.A	7,011	277,776
Emergent BioSolutions, Inc.A	20,491	1,242,779
Halozyme Therapeutics, Inc.A	10,129	419,442
Ironwood Pharmaceuticals, Inc.A	57,806	668,815
Myriad Genetics, Inc.A	32,324	926,083
Natera, Inc.A	6,173	581,126
Organogenesis Holdings, Inc.A	29,013	517,302
Precigen, Inc.A	18,902	124,753
Puma Biotechnology, Inc.A	33,481	353,225
Travere Therapeutics, Inc.A	11,424	173,302
Vanda Pharmaceuticals, Inc.A	23,443	414,707
Veracyte, Inc.A	3,678	143,626
Vericel Corp.A	4,447	251,256

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.42% (continued)
Health Care - 19.95% (continued)
Biotechnology - 9.50% (continued)
Voyager Therapeutics, Inc.A B	57,808	$246,262

		8,750,789

Health Care Equipment & Supplies - 2.83%
Atrion Corp.	362	224,802
Cardiovascular Systems, Inc.A	9,163	359,098
Electromed, Inc.A	6,660	65,668
Natus Medical, Inc.A	26,512	710,521
Orthofix Medical, Inc.A	14,531	591,412
SeaSpine Holdings Corp.A	13,223	269,485
Surgalign Holdings, Inc.A	120,440	236,062
Surmodics, Inc.A	2,899	153,792

		2,610,840

Health Care Providers & Services - 4.13%
CorVel Corp.A	8,468	1,055,113
Cross Country Healthcare, Inc.A	104,815	1,640,355
Five Star Senior Living, Inc.A	96,714	581,251
Joint Corp.A	2,162	153,675
National Research Corp.	4,350	208,060
Viemed Healthcare, Inc.A	21,719	169,625

		3,808,079

Health Care Technology - 1.78%
Computer Programs & Systems, Inc.	13,443	435,150
HealthStream, Inc.A	17,246	451,500
NextGen Healthcare, Inc.A	45,867	753,136

		1,639,786

Life Sciences Tools & Services - 0.05%
Champions Oncology, Inc.A	4,395	41,357

Pharmaceuticals - 1.66%
Phibro Animal Health Corp., Class A	54,209	1,528,152

Total Health Care		18,379,003

Industrials - 15.96%
Air Freight & Logistics - 0.45%
Radiant Logistics, Inc.A	54,289	417,483

Building Products - 0.45%
AAON, Inc.	3,119	206,634
Insteel Industries, Inc.	5,849	204,481

		411,115

Commercial Services & Supplies - 0.46%
Ennis, Inc.	7,844	164,410
Kimball International, Inc., Class B	19,419	258,661

		423,071

Construction & Engineering - 2.29%
Great Lakes Dredge & Dock Corp.A	21,266	310,696
IES Holdings, Inc.A	11,338	601,595
MYR Group, Inc.A	13,801	1,201,239

		2,113,530

Electrical Equipment - 0.84%
Encore Wire Corp.	8,018	659,080

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.42% (continued)
Industrials - 15.96% (continued)
Electrical Equipment - 0.84% (continued)
LSI Industries, Inc.	12,525	$116,482

		775,562

Machinery - 3.24%
Blue Bird Corp.A	15,784	412,910
Franklin Electric Co., Inc.	7,154	600,149
L B Foster Co., Class AA	11,573	208,198
Luxfer Holdings PLC	6,721	153,642
Mueller Industries, Inc.	24,739	1,148,632
Tennant Co.	5,530	457,552

		2,981,083

Professional Services - 4.35%
Forrester Research, Inc.A	4,528	194,296
ICF International, Inc.	7,272	639,209
Kelly Services, Inc., Class AA	83,807	2,151,326
Kforce, Inc.	11,674	732,076
Resources Connection, Inc.	20,298	295,945

		4,012,852

Road & Rail - 1.27%
Marten Transport Ltd.	22,806	389,070
PAM Transportation Services, Inc.A	3,441	199,716
Universal Logistics Holdings, Inc.	23,317	582,925

		1,171,711

Trading Companies & Distributors - 2.61%
DXP Enterprises, Inc.A	14,452	446,422
Lawson Products, Inc.A	2,655	160,628
Rush Enterprises, Inc., Class A	37,529	1,793,886

		2,400,936

Total Industrials		14,707,343

Information Technology - 11.66%
Communications Equipment - 1.11%
Cambium Networks Corp.A	3,328	192,059
Casa Systems, Inc.A	25,800	223,944
DZS, Inc.A	10,501	173,792
Ribbon Communications, Inc.A	57,794	429,987

		1,019,782

Electronic Equipment, Instruments & Components - 6.55%
Daktronics, Inc.A	41,317	279,303
ePlus, Inc.A	8,963	847,631
Insight Enterprises, Inc.A	19,300	2,016,464
Kimball Electronics, Inc.A	27,309	611,176
Novanta, Inc.A	2,720	377,998
OSI Systems, Inc.A	6,762	651,586
PC Connection, Inc.	25,715	1,254,635

		6,038,793

IT Services - 1.83%
CSG Systems International, Inc.	12,047	530,550
Information Services Group, Inc.A	33,851	198,367
Sykes Enterprises, Inc.A	22,805	955,985

		1,684,902

Semiconductors & Semiconductor Equipment - 0.72%
Diodes, Inc.A	8,746	661,810

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.42% (continued)
Information Technology - 11.66% (continued)
Software - 1.45%
Altair Engineering, Inc., Class AA B	4,626	$311,653
Bottomline Technologies de, Inc.A	5,684	212,468
CommVault Systems, Inc.A	6,118	466,008
QAD, Inc., Class A	2,617	187,011
SPS Commerce, Inc.A	1,734	162,753

		1,339,893

Total Information Technology		10,745,180

Materials - 4.48%
Chemicals - 2.83%
American Vanguard Corp.	12,597	231,659
Chase Corp.	1,340	142,040
Hawkins, Inc.	9,288	315,978
Innospec, Inc.	7,165	724,453
Stepan Co.	8,886	1,196,588

		2,610,718

Construction Materials - 0.10%
United States Lime & Minerals, Inc.	666	92,674

Containers & Packaging - 0.52%
Myers Industries, Inc.	16,324	359,618
UFP Technologies, Inc.A	2,248	122,381

		481,999

Metals & Mining - 1.03%
Olympic Steel, Inc.	26,419	944,479

Total Materials		4,129,870

Real Estate - 5.90%
Equity Real Estate Investment Trusts (REITs) - 2.83%
Alexander’s, Inc.	691	187,372
Franklin Street Properties Corp.	38,592	198,363
Industrial Logistics Properties Trust	11,009	275,885
Piedmont Office Realty Trust, Inc., Class A	29,022	536,617
PotlatchDeltic Corp.	19,451	1,170,950
Saul Centers, Inc.	5,326	236,741

		2,605,928

Real Estate Management & Development - 3.07%
Forestar Group, Inc.A	43,345	997,368
Kennedy-Wilson Holdings, Inc.	21,852	433,544
Marcus & Millichap, Inc.A	20,516	806,279
Maui Land & Pineapple Co., Inc.A	3,646	38,866
RMR Group, Inc., Class A	14,110	551,983

		2,828,040

Total Real Estate		5,433,968

Utilities - 2.57%
Electric Utilities - 2.43%
MGE Energy, Inc.	11,071	830,547
Otter Tail Corp.	29,368	1,408,783

		2,239,330

Water Utilities - 0.14%
Artesian Resources Corp., Class A	3,113	128,380

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.42% (continued)
Utilities - 2.57% (continued)

Total Utilities		$2,367,710

Total Common Stocks (Cost $82,406,142)		90,685,195

SHORT-TERM INVESTMENTS - 1.54% (Cost $1,418,556)
Investment Companies - 1.54%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	1,418,556	1,418,556

SECURITIES LENDING COLLATERAL - 0.06% (Cost $55,140)
Investment Companies - 0.06%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	55,140	55,140

TOTAL INVESTMENTS - 100.02% (Cost $83,879,838)		92,158,891
LIABILITIES, NET OF OTHER ASSETS - (0.02%)		(21,689)

TOTAL NET ASSETS - 100.00%		$92,137,202

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at May 31, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on May 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	12	June 2021	$1,363,953	$1,361,160	$(2,793)

			$1,363,953	$1,361,160	$(2,793)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2021, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$90,685,195	$—	$—	$90,685,195
Short-Term Investments	1,418,556	—	—	1,418,556
Securities Lending Collateral	55,140	—	—	55,140

Total Investments in Securities – Assets	$92,158,891	$—	$—	$92,158,891

Financial Derivative Instruments – Liabilities
Futures Contracts	$(2,793)	$—	$—	$(2,793)

Total Financial Derivative Instruments – Liabilities	$(2,793)	$—	$—	$(2,793)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of May 31, 2021, the Trust consists of twenty-eight active series, four of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund’s performance and may increase costs related to a Fund’s use of derivatives.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2021 (Unaudited)

per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2021 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2021 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2021 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of May 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$12,367	$–	$12,625	$12,625
Zebra Small Cap Equity	705,201	55,140	672,355	727,495

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2020 remain subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2021 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,255,667,778	$83,062,618	$(18,611,790)	$64,450,828
Sound Point Floating Rate Income	642,721,155	16,331,197	(11,100,580)	5,230,617
The London Company Income Equity	1,077,624,882	633,418,255	—	633,418,255
Zebra Small Cap Equity	83,879,838	11,696,559	(3,417,506)	8,279,053

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2020, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$5,876,166	$54,924,303
Sound Point Floating Rate Income	52,205,015	130,667,094
The London Company Income Equity	—	—
Zebra Small Cap Equity	3,142,239	345,377